SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Period End Spot Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	31.8500	31.3700	29.1800
Period End Spot Rate [Member] | China, Yuan Renminbi
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	6.7851	6.9931	7.1636
Average Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	31.6164	31.1663	31.8683
Average Rate [Member] | China, Yuan Renminbi
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign exchange rate	6.8624	7.1875	7.2526